Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Schedule of Book Value of Assets and liabilities Denominated in Foreign Currency
The book value of the monetary assets and monetary liabilities denominated in foreign currency at the end of the reporting period are as follows (includes foreign subsidiaries):

	December 31,
	2 0 1 9		2 0 1 8

Short – term assets		$11,176,625		$11,649,108
Short – term liabilities		4,843,976		5,567,083

Net monetary asset position in foreign currency		$6,332,649		$6,082,025
Equivalent in U.S. Dollars (thousands)	USD$	335,545	USD$	309,414

Schedule of Additional Bank Lines of Credit
The following table sets out details of additional bank lines of credit (to be used as letter of credits) that the Company has at its disposal to reduce liquidity risk. These lines of credit are obtained by the Company and one part of them has been used for some of the subsidiaries of Industrias CH, S.A.B. de C.V.:

	(In thousands of US dollars)
	December 31,
	2 0 1 9	2 0 1 8

Bank loans credit lines:
Drawn balances	$350,000	$350,000
Undrawn balances	116,596	128,681
Available line balance	$233,404	$221,319